4. ACQUISITION OF 42WEST (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Acquisition Of 42west Details
Common Stock issued at closing and in April 2017 (1,574,830 shares)	$ 6,693,028
Fair value of Common Stock issuable on January 2, 2018 (1,961,821 shares)	8,337,739
Fair value of Contingent Consideration	3,541,000	$ 0
Fair value of Put Rights	750,343	$ 0
Sellers' transaction costs paid at closing	4,000,000
Sellers' tax liabilities assumed	627,000
Total acquisition fair value	$ 23,458,767